SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	$ 11,035,000,000		$ 10,557,000,000		$ 9,647,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	100.00%		100.00%		100.00%
Segment reporting information, Interest Expense	554,000,000		559,000,000		493,000,000
Segment reporting information, Interest Income	22,000,000		20,000,000		24,000,000
Segment reporting information, Depreciation and Amortization	1,156,000,000		1,113,000,000		1,090,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	100.00%		100.00%		100.00%
Segment reporting information, Income Tax Expense (Benefit)	300,000,000		366,000,000		59,000,000
Segment reporting information, earnings (losses)	1,161,000,000		1,001,000,000		859,000,000
Segment reporting information, Percentage of Consolidated Earnings (Losses)	100.00%		100.00%		100.00%
Segment Reporting Information, Additional Information [Abstract]
Additions to noncurrent assets	3,123,000,000		2,572,000,000		2,956,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	100.00%		100.00%		100.00%
Segment reporting information, Assets	39,732,000,000		37,244,000,000		36,499,000,000
Segment reporting information, Percentage of Consolidated Assets	100.00%		100.00%		100.00%
S D G E Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	4,329,000,000		4,066,000,000		3,694,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	39.00%		39.00%		38.00%
Segment reporting information, Interest Expense	202,000,000		197,000,000		173,000,000
Segment reporting information, Interest Income	0		1,000,000		0
Segment reporting information, Depreciation and Amortization	530,000,000		494,000,000		490,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	46.00%		44.00%		45.00%
Segment reporting information, Income Tax Expense (Benefit)	270,000,000		191,000,000		190,000,000
Segment reporting information, earnings (losses)	507,000,000	[1]	404,000,000	[1]	484,000,000	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	44.00%		41.00%		56.00%
Segment Reporting Information, Additional Information [Abstract]
Additions to noncurrent assets	1,100,000,000		978,000,000		1,237,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	35.00%		38.00%		42.00%
Segment reporting information, Assets	16,296,000,000		15,377,000,000		14,744,000,000
Segment reporting information, Percentage of Consolidated Assets	41.00%		41.00%		40.00%
Segment Reporting Information, Intersegment Revenues	10,000,000		10,000,000		8,000,000
So Cal Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	3,855,000,000		3,736,000,000		3,282,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	35.00%		35.00%		34.00%
Segment reporting information, Interest Expense	69,000,000		69,000,000		68,000,000
Segment reporting information, Depreciation and Amortization	431,000,000		383,000,000		362,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	37.00%		35.00%		33.00%
Segment reporting information, Income Tax Expense (Benefit)	139,000,000		116,000,000		79,000,000
Segment reporting information, earnings (losses)	332,000,000	[2]	364,000,000	[2]	289,000,000	[2]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	29.00%		37.00%		34.00%
Segment Reporting Information, Additional Information [Abstract]
Additions to noncurrent assets	1,104,000,000		762,000,000		639,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	35.00%		30.00%		22.00%
Segment reporting information, Assets	10,461,000,000		9,147,000,000		9,071,000,000
Segment reporting information, Percentage of Consolidated Assets	26.00%		25.00%		25.00%
Segment Reporting Information, Intersegment Revenues	69,000,000		70,000,000		46,000,000
All Other Segments [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense	241,000,000		241,000,000		251,000,000
Segment reporting information, Interest Income	1,000,000		0		4,000,000
Segment reporting information, Depreciation and Amortization	10,000,000		12,000,000		11,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	1.00%		1.00%		1.00%
Segment reporting information, Income Tax Expense (Benefit)	(108,000,000)		(89,000,000)		(141,000,000)
Segment reporting information, earnings (losses)	(173,000,000)		(168,000,000)		(55,000,000)
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(15.00%)		(17.00%)		(6.00%)
Segment Reporting Information, Additional Information [Abstract]
Additions to noncurrent assets	18,000,000		2,000,000		4,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	1.00%		0.00%		0.00%
Segment reporting information, Assets	895,000,000		838,000,000		818,000,000
Segment reporting information, Percentage of Consolidated Assets	2.00%		2.00%		2.00%
Adjustments and Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	(3,000,000)		(2,000,000)		(2,000,000)
Segment reporting information, Percentage of Total Consolidated Revenues	0.00%		0.00%		0.00%
Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense	(124,000,000)		(131,000,000)		(159,000,000)
Segment reporting information, Interest Income	(113,000,000)		(105,000,000)		(58,000,000)
Intersegment Revenues Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	(512,000,000)	[3]	(403,000,000)	[3]	(372,000,000)	[3]
Segment reporting information, Percentage of Total Consolidated Revenues	(5.00%)		(4.00%)		(4.00%)
Intersegment Receivables Segment [Member]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	(2,561,000,000)		(3,314,000,000)		(1,619,000,000)
Segment reporting information, Percentage of Consolidated Assets	(6.00%)		(9.00%)		(4.00%)
Sempra South American Utilities Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	1,534,000,000		1,495,000,000		1,441,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	14.00%		14.00%		15.00%
Segment reporting information, Interest Expense	33,000,000		27,000,000		32,000,000
Segment reporting information, Interest Income	14,000,000		14,000,000		15,000,000
Segment reporting information, Depreciation and Amortization	55,000,000		59,000,000		56,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	5.00%		5.00%		5.00%
Segment reporting information, Income Tax Expense (Benefit)	58,000,000		67,000,000		78,000,000
Segment reporting information, earnings (losses)	172,000,000		153,000,000		164,000,000
Segment reporting information, Percentage of Consolidated Earnings (Losses)	15.00%		15.00%		19.00%
Segment Reporting Information, Additional Information [Abstract]
Additions to noncurrent assets	174,000,000		200,000,000		183,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	6.00%		8.00%		6.00%
Segment reporting information, Assets	3,379,000,000		3,531,000,000		3,310,000,000
Segment reporting information, Percentage of Consolidated Assets	9.00%		10.00%		9.00%
Sempra Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	818,000,000		675,000,000		605,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	8.00%		6.00%		6.00%
Segment reporting information, Interest Expense	17,000,000		17,000,000		8,000,000
Segment reporting information, Interest Income	4,000,000		2,000,000		2,000,000
Segment reporting information, Depreciation and Amortization	64,000,000		63,000,000		62,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	6.00%		6.00%		6.00%
Segment reporting information, Income Tax Expense (Benefit)	5,000,000		60,000,000		73,000,000
Segment reporting information, earnings (losses)	192,000,000		122,000,000		157,000,000
Segment reporting information, Percentage of Consolidated Earnings (Losses)	16.00%		12.00%		18.00%
Segment Reporting Information, Additional Information [Abstract]
Additions to noncurrent assets	325,000,000		371,000,000		45,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	10.00%		14.00%		2.00%
Segment reporting information, Assets	3,488,000,000		3,246,000,000		2,591,000,000
Segment reporting information, Percentage of Consolidated Assets	9.00%		9.00%		7.00%
Segment Reporting Information, Intersegment Revenues	91,000,000		91,000,000		108,000,000
Sempra Renewables Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	35,000,000		82,000,000		68,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	0.00%		1.00%		1.00%
Segment reporting information, Interest Expense	5,000,000		23,000,000		22,000,000
Segment reporting information, Interest Income	1,000,000		20,000,000		6,000,000
Segment reporting information, Depreciation and Amortization	5,000,000		21,000,000		16,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	0.00%		2.00%		1.00%
Segment reporting information, Income Tax Expense (Benefit)	(44,000,000)		(19,000,000)		(63,000,000)
Segment reporting information, earnings (losses)	81,000,000		62,000,000		61,000,000
Segment reporting information, Percentage of Consolidated Earnings (Losses)	7.00%		6.00%		7.00%
Segment Reporting Information, Additional Information [Abstract]
Additions to noncurrent assets	190,000,000		176,000,000		717,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	6.00%		7.00%		24.00%
Segment reporting information, Assets	1,338,000,000		1,219,000,000		2,439,000,000
Segment reporting information, Percentage of Consolidated Assets	3.00%		3.00%		7.00%
Sempra Natural Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	979,000,000		908,000,000		931,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	9.00%		9.00%		10.00%
Segment reporting information, Interest Expense	111,000,000		116,000,000		98,000,000
Segment reporting information, Interest Income	115,000,000		88,000,000		55,000,000
Segment reporting information, Depreciation and Amortization	61,000,000		81,000,000		93,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	5.00%		7.00%		9.00%
Segment reporting information, Income Tax Expense (Benefit)	(20,000,000)		40,000,000		(157,000,000)
Segment reporting information, earnings (losses)	50,000,000		64,000,000		(241,000,000)
Segment reporting information, Percentage of Consolidated Earnings (Losses)	4.00%		6.00%		(28.00%)
Segment Reporting Information, Additional Information [Abstract]
Additions to noncurrent assets	212,000,000		83,000,000		131,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	7.00%		3.00%		4.00%
Segment reporting information, Assets	6,436,000,000		7,200,000,000		5,145,000,000
Segment reporting information, Percentage of Consolidated Assets	16.00%		19.00%		14.00%
Segment Reporting Information, Intersegment Revenues	$ 342,000,000		$ 232,000,000		$ 210,000,000

[1]	For 2013, amount is after preferred dividends and call premium on preferred stock. For 2012, amount is after preferred dividends.
[2]	After preferred dividends.
[3]
Revenues for reportable segments include intersegment revenues of $10 million, $69 million, $91 million and $342 million for 2014, $10 million, $70 million, $91 million and $232 million for 2013, $8 million, $46 million, $108 million and $210 million for 2012 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.